Fidelity (logo) Investments®||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000

October 3, 2008

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Securities Fund (the trust):

Fidelity Blue Chip Growth Fund
Fidelity Blue Chip Value Fund
Fidelity Dividend Growth Fund
Fidelity Growth & Income Portfolio
Fidelity International Real Estate Fund
Fidelity Leveraged Company Stock Fund
Fidelity OTC Portfolio
Fidelity Real Estate Income Fund
Fidelity Small Cap Growth Fund
Fidelity Small Cap Opportunities Fund
Fidelity Small Cap Value Fund (the funds)

File Nos. (002-93601) and (811-04118)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust